Leases - Summary of Carrying Amounts of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
At January 1	£ 396	£ 639
Re-measurement of liability	0	4
Accretion of interest	17	29	£ 21
Payments	(223)	(270)
Effect of foreign currency exchange differences	0	(6)
At December 31	190	396	£ 639
Current	73	206
Non-current	£ 117	£ 190